Notes Payable - Non-affiliated Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable - Non-Affiliated Related Parties Tables
Notes Payable - Non-affiliated Related Parties
September 30, 2012				December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts
Notes Payable -- Related Parties - Onteco

On February 10, 2010 the Company entered into a convertible promissory note with a web designer for services rendered in the amount of $3,150. Terms include bonus interest of $315, the note is payable on demand and has no stated interest rate or due date. On January 3, 2011 the parties amended the terms and conditions of the promissory note as follows:

On January 5, 2011, the note was assigned from the web designer to a non-affiliated related party investment firm.  The “Note Conversion Price” shall be adjusted from $0.03 to the par value of the common stock, or $0.001 per share representing 3,465,000 unregistered common shares. No payments have been made on this note.

On February 25, 2011 a portion of the note in the amount of $1,316 was converted to Common Stock.  The note is currently in default.

	$2,149	$-	$2,149	$2,149	$-	$2,149

On June 7, 2010 the Company entered into a convertible promissory note with an investor in the amount of $5,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.03. No payments have been made on this note.	5,000	-	5,000	5,000	-	5,000

On August 9, 2010 the Company entered into a convertible promissory note with an investor in the amount of $5,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $5,000 was converted to Common Stock.	-	-	-	5,000	-	5,000

On August 25, 2010 the Company entered into a convertible promissory note with an investor in the amount of $4,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note.	4,000	-	4,000	4,000	-	4,000

On September 2, 2010 the Company entered into a convertible promissory note with an investor in the amount of $20,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $20,000 was converted to Common Stock.	-	-	-	20,000	-	20,000

On October 13, 2010 the Company entered into a convertible promissory note with an investor in the amount of $3,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note.	3,000	-	3,000	3,000	-	3,000

On October 29, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $30,000. Terms include simple interest at twelve percent (12.0%), the note is due on October 29, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.  The note is currently in default.

During the nine months ended September 30, 2012, a portion of the note in the amount of $27,000 was converted to Common Stock.

	3,000	-	3,000	30,000	-	30,000

On November 4, 2010 the Company entered into a convertible promissory note with an investor in the amount of $19,600. The note is payable on demand, includes bonus interest of $1,600, has no due date and is convertible at a rate of $0.001 per share. No payments have been made on this note.	19,600	-	19,600	19,600	-	19,600

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On November 8, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $5,500. Terms include bonus interest of $500, the note is payable on demand and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $5,500 was converted to Common Stock.	-	-	-	5,500	-	5,500

On November 15, 2010 the Company entered into a convertible promissory note with an investor in the amount of $28,000. The note is payable on demand, has no stated interest rate or due date and is convertible at a rate of $0.001. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $28,000 was converted to Common Stock.	-	-	-	28,000	-	28,000

On November 30, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $9,300. Terms include bonus interest of $930, the note is payable on demand and has no stated interest rate or due date and is convertible at a rate of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note in the amount of $9,300, plus $930 of bonus interest, was converted to Common Stock.	-	-	-	9,300	-	9,300

On December 15, 2010 the Company entered into a convertible promissory note with an investment firm in the amount of $15,500. Terms include simple interest at ten percent (10.0%), the note is due on December 15, 2011 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	15,500	-	15,500	15,500	-	15,500

On January 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on January 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	1,000	-	1,000	1,000	(27)	973

On February 23, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $21,600. Terms include simple interest at ten percent (10.0%), the note is due on February 23, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the six months ended June 30, 2012, the note in the amount of $21,600 was converted to Common Stock.

	-	-	-	21,600	(3,195)	18,405

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On March 1, 2011 the Company entered into a convertible promissory note assigned from NexPhase in the amount of $60,000. Terms include simple interest at ten percent (10.0%), the note is due on March 1, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

As of December 31, 2011, a portion of the note in the amount of $49,000 has been converted to Common Stock.  The note is currently in default.

	11,000	-	11,000	11,000	(1,833)	9,167

On March 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on March 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(574)	2,426

On March 31, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,500. Terms include simple interest at ten percent (10.0%), the note is due on March 31, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note plus $600 of accrued interest has been converted to Common Stock.

	-	-	-	5,500	(1,367)	4,133

On March 31, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,500. Terms include simple interest at ten percent (10.0%), the note is due on March 31, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice.

During the nine months ended September 30, 2012, a portion of the note in the amount of $5,500 has been converted to Common Stock.  The note is currently in default.

	1,000	-	1,000	6,500	(1,616)	4,884

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On April 14, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $17,500. Terms include simple interest at ten percent (10.0%), the note is due on April 14, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $11,000 was converted to Common Stock.  The note is currently in default.

	6,500	-	6,500	17,500	(5,020)	12,480

On April 15, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $27,000. Terms include simple interest at ten percent (10.0%), the note is due on April 15, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, a portion of the note in the amount of $25,000 was converted to Common Stock.  The note is currently in default.

	2,000	-	2,000	27,000	(7,819)	19,181

On April 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on April 18, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note in the amount of $1,000 was converted to Common Stock. The note is currently in default.

	-	-	-	1,000	(298)	702

On April 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on April 18, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,000	-	2,000	2,000	(595)	1,405

On April 21, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,000. Terms include simple interest at ten percent (10.0%), the note is due on April 21, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	5,000	-	5,000	5,000	(1,530)	3,470

On April 27, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on April 27, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,500	-	2,500	2,500	(806)	1,694

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On April 28, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on April 28, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	2,500	-	2,500	2,500	(813)	1,687

On May 16, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on May 16, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	15,000	-	15,000	15,000	(5,614)	9,386

On June 1, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on June 1, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(1,254)	1,746

On June 10, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on June 10, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note. The note is currently in default.	3,000	-	3,000	3,000	(1,327)	1,673

On June 20, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,500. Terms include simple interest at ten percent (10.0%), the note is due on June 20, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.

During the nine months ended September 30, 2012, the note balance of $6,500, plus accrued interest of $671, was converted to Common Stock.

	-	-	-	6,500	(3,054)	3,446

On June 24, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on June 24, 2012 and is convertible at the option of the holder at a price which is the greater of (i) twice the par value of the common stock, or (ii) a seventy-five percent discount to the market closing bid price on the date of the conversion notice. No payments have been made on this note.  The note is currently in default.

During the nine months ended September 30, 2012, a portion of the note in the amount of $250, plus accrued interest of $11, was converted to Common Stock.

	1,750	-	1,750	2,000	(961)	1,039

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On August 4, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $15,000. Terms include simple interest at ten percent (10.0%), the note is due on August 4, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, the note balance of $15,000, plus accrued interest of $868, was converted to Common Stock.	-	-	-	15,000	(8,893)	6,107

On August 4, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $20,000. Terms include simple interest at ten percent (10.0%), the note is due on August 4, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. During the nine months ended September 30, 2012, a portion of the note in the amount of $18,000 was converted to Common Stock.	2,000	-	2,000	20,000	(11,857)	8,143

On August 18, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,500. Terms include simple interest at ten percent (10.0%), the note is due on August 18, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,500	-	2,500	2,500	(1,577)	923

On September 13, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $6,000. Terms include simple interest at ten percent (10.0%), the note is due on September 13, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	6,000	-	6,000	6,000	(4,212)	1,788

On September 22, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on September 22, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,000	-	1,000	1,000	(726)	274

On September 28, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on September 28, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,000	-	2,000	2,000	(1,189)	811

On October 6, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $5,800. Terms include simple interest at ten percent (10.0%), the note is due on October 6, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	5,800	(10)	5,790	5,800	(444)	5,356

On October 21, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $1,700. Terms include simple interest at ten percent (10.0%), the note is due on October 21, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,700	(39)	1,661	1,700	(548)	1,152

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On November 23, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $2,000. Terms include simple interest at ten percent (10.0%), the note is due on November 23, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	2,000	(118)	1,882	2,000	(717)	1,283

On December 5, 2011 the Company entered into a convertible promissory note with an investment firm in the amount of $11,500. Terms include simple interest at ten percent (10.0%), the note is due on December 5, 2012 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	11,500	(830)	10,670	11,500	(4,273)	7,227

On January 8, 2012 the Company converted accrued compensation and entered into a convertible promissory note with its former Chief Executive Officer in the amount of $501,425. Terms include simple interest at six and one-quarter percent (6.25%), the note is due on January 8, 2013 and is convertible at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less. During the nine months ended September 30, 2012, $20,000 has been paid on the note.	481,425	(137,001)	344,424	-	-	-

On January 20, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $17,700. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	17,700	-	17,700	-	-	-

On January 26, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $36,580. Terms include simple interest at ten percent (10.0%), the note is due on January 26, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note. On August 15, 2012, the note plus accrued interest of $2,225 was assigned to a third party investment firm.	-	-	-	-	-	-

On February 3, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $3,000. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	3,000	-	3,000	-	-	-

On February 27, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $900. Terms include simple interest at ten percent (10.0%), the note is due on February 27, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	900	(368)	532	-	-	-

On March 20, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,370. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,370	-	1,370	-	-	-

On March 21, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,600. Terms include simple interest at ten percent (10.0%), the note is due on March 21, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,600	(754)	846	-	-	-

	September 30, 2012			December 31, 2011
			Principal,			Principal,
		Unamortized	net of		Unamortized	net of
	Principal	Discount	Discounts	Principal	Discount	Discounts

On March 28, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $11,500. Terms include simple interest at ten percent (10.0%), the note is due on demand and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	11,500	-	11,500	-	-	-

On July 9, 2012 the Company entered into a convertible promissory note with an investment firm in the amount of $1,000. Terms include simple interest at ten percent (10.0%), the note is due on July 9, 2013 and is convertible at the option of the holder at a price of $0.001 per share. No payments have been made on this note.	1,000	(772)	228	-	-	-

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 100,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $27,500 including premium interest of ten percent (10.0%) ($2,500), the note is due on June 30, 2012. Payments totaling $7,453 have been made on this note during the year ended December 31, 2011. Payments totaling $12,000 have been made on this note during the six months ended June 30, 2012. The note is currently in default.	8,048	-	8,048	20,048	-	20,048

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 20,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $5,500 including premium interest of ten percent (10.0%) ($500), the note is due on June 30, 2012. No payments have been made on this note. Payments totaling $1,490 have been made on this note during the year ended December 31, 2011. The note is currently in default.	4,010	-	4,010	4,010	-	4,010

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 24,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $6,600 including premium interest of ten percent (10.0%) ($600), the note is due on June 30, 2012. No payments have been made on this note. The note is currently in default.	6,600	-	6,600	6,600	-	6,600

On March 31, 2011the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 20,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $5,500 including premium interest of ten percent (10.0%) ($500), the note is due on June 30, 2012. No payments have been made on this note. The note is currently in default.	5,500	-	5,500	5,500	-	5,500

On March 31, 2011 the Company entered into a stock repurchase agreement with a NexPhase investor to repurchase 80,000 shares of Common Stock acquired in the NexPhase acquisition. Terms include principal in the amount of $22,000 including premium interest of ten percent (10.0%) ($2000), the note is due on June 30, 2012. On June 21 2011, a payment in the amount of $2,200 was made on this note. Payments totaling $5,962 have been made on this note during the year ended December 31, 2011. Payments totaling $2,000 have been made on this note during the six months ended June 30, 2012. The note is currently in default.	14,038	-	14,038	16,038	-	16,038

Notes Payable -- Related Parties	$702,690	$(139,892)	$562,798	$402,345	$(72,139)	$330,206